FAIR VALUE (Details 4) (Contingent consideration, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent consideration
Movement in contingent consideration
Balance at the beginning of the period	$ 18,552	$ 8,444
Assumed from the merger with VanceInfo	16,775
Increase in contingent consideration as a result of business acquisitions	20,355	28,065
Less: Payments made during the period	(3,047)	(19,883)
Settlement of contingent consideration	(918)
Add: Changes in fair values	(659)	1,824
Foreign currency translation adjustments	361	102
Balance at the end of the period	$ 51,419	$ 18,552